Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Rate Reconciliation [Line Items]
(Loss) profit from continuing operations before income taxes	$ 15,056	93,815	59,616	(233,127)
Income tax benefit (expense) computed at applicable tax rates (25%)	(3,764)	(23,454)	(14,904)	58,282
Non-deductible expenses	(315)	(1,969)	(2,161)	(777)
Taxable income			(1,178)	(11,245)
Research and development expenses	692	4,313	2,982	533
Effect of tax holidays			827	3,621
Preferential rate	1,163	7,245	371
Current and deferred tax rate differences	290	1,804	1,331	553
International rate differences	(2,523)	(15,716)	(1,020)	(70,503)
Tax exempted income	423	2,635
Outside basis difference				613
Unrecognized tax benefits	(103)	(641)	(856)	(364)
Deferred tax expense	(593)	(3,695)		(105)
Change in valuation allowance	(845)	(5,263)	(32)	17,804
Prior year provision to return true up	(229)	(1,418)	963
Income tax benefit	$ (5,804)	(36,159)	(13,677)	(1,588)